Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2013	Apr. 24, 2014
Document And Entity Information
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		53,719,651
Entity Common Stock, Shares Outstanding		44,766,376
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013